SEGMENT INFORMATION - ADDITIONAL INFORMATION (Details) $ in Millions	3 Months Ended								12 Months Ended
	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2018 USD ($) segment	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Oct. 01, 2016
Number of Reportable Segments | segment									5
Number of Reporting Units Accounting for 5% or More of Consolidated Net Sales									9
Net Sales	$ 16,503	$ 16,281	$ 17,395	$ 16,653	$ 16,079	$ 15,605	$ 16,856	$ 16,518	$ 66,832	$ 65,058	$ 65,299
Property, Plant and Equipment, Net	20,600				19,893				$ 20,600	$ 19,893
Wal-Mart Stores Inc and Affiliates
Percentage Of Total Revenues By Customer									15.00%	16.00%	15.00%
UNITED STATES
Net Sales									$ 27,300	$ 27,300	$ 27,000
Property, Plant and Equipment, Net	$ 9,700				$ 8,800				$ 9,700	$ 8,800
Beauty Brands
Disposal Groups - Number of Product Categories												4
Disposal Groups - Number of Brands							43